Financing Receivables - Aging of Loans and Loan Participations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Financing Receivable, Past Due [Line Items]
UPB	$ 71,952	$ 41,752
Loans in nonaccrual status	$ 0	$ 0
Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	100.00%	100.00%
Current | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	96.60%	95.70%
Less than 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	2.20%	2.70%
30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.50%	1.00%
60 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.30%	0.20%
90+ days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of UPB	0.40%	0.40%
Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Loans | loan	3,901	4,582
UPB	$ 4,875	$ 6,351
Loans and Loan Participations | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	3,794	4,425
UPB	$ 4,710	$ 6,079
Loans and Loan Participations | Less than 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	74	116
UPB	$ 107	$ 174
Loans and Loan Participations | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	15	23
UPB	$ 23	$ 61
Loans and Loan Participations | 60 days
Financing Receivable, Past Due [Line Items]
Loans | loan	10	7
UPB	$ 14	$ 11
Loans and Loan Participations | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan	8	11
UPB	$ 21	$ 26
Loan Participations
Financing Receivable, Past Due [Line Items]
Loans | loan	3,885	4,564
UPB	$ 4,584	$ 5,997
Loan Participations | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	3,780	4,409
UPB	$ 4,442	$ 5,760
Loan Participations | Less than 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	73	116
UPB	$ 96	$ 174
Loan Participations | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	15	22
UPB	$ 23	$ 38
Loan Participations | 60 days
Financing Receivable, Past Due [Line Items]
Loans | loan	10	7
UPB	$ 14	$ 11
Loan Participations | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan	7	10
UPB	$ 9	$ 14
Bank Partner Loans
Financing Receivable, Past Due [Line Items]
Loans | loan	16	18
UPB	$ 291	$ 354
Bank Partner Loans | Current
Financing Receivable, Past Due [Line Items]
Loans | loan	14	16
UPB	$ 268	$ 319
Bank Partner Loans | Less than 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan	1
UPB	$ 11
Bank Partner Loans | 30 days
Financing Receivable, Past Due [Line Items]
Loans | loan		1
UPB		$ 23
Bank Partner Loans | 90+ days
Financing Receivable, Past Due [Line Items]
Loans | loan	1	1
UPB	$ 12	$ 12